Annual Total Returns (Bar Chart) (Invesco V.I. Core Equity Fund, Series I shares, Invesco V.I. Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Core Equity Fund | Series I shares, Invesco V.I. Core Equity Fund
Annual Total Returns
'01	(22.83%)
'02	(15.58%)
'03	24.42%
'04	8.97%
'05	5.31%
'06	16.70%
'07	8.12%
'08	(30.14%)
'09	28.30%
'10	9.56%